Stockholders' Equity (Details Narrative) - USD ($)																	12 Months Ended
	Nov. 28, 2025	Nov. 12, 2025	Nov. 03, 2025	Nov. 01, 2025	Oct. 15, 2025	Oct. 10, 2025	Sep. 23, 2025	Aug. 20, 2025	Jul. 29, 2025	Jul. 08, 2025	Jul. 05, 2025	Jun. 09, 2025	Jun. 08, 2025	Dec. 28, 2023	Mar. 11, 2022	Feb. 05, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized																	75,000,000	75,000,000
Common stock, par value																	$ 0.001	$ 0.001
Common stock, shares issued																	42,690,580	32,170,000
Common stock, shares outstanding																	42,690,580	32,170,000
Number of shares issued, other																	10,520,580
Number of shares issued for services																	9,400,000	0
Number of shares issued for asset																	173,913
Number of shares issued cash investors																	946,667
Number of shares issued for services, value																	$ 894,700		$ 220,000
Number of shares issued cash investors, value																	$ 74,000		$ 32,000
Shares issued															6,940,000
Offering price															$ 0.01
Number of shares issued for sale, value															$ 69,400
Number of shares issued for sale															6,940,000
Warrants purchase																	946,667
Warrants outstanding																	946,667	0
Weighted average exercise																	$ 0.08
Weighted average remaining contractual term																	2 years 8 months 26 days
Common stock price																	$ 0.10
Intrinsic value warrants outstanding																	$ 34,000
Intrinsic value exercisable																	34,000
Investors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beneficial owner, percentage															1000.00%
Andrew Read [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services, value																$ 2,300
Number of shares issued for services														22,000,000		230,000
Share price														$ 0.01		$ 0.01
Common Stocks [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services, value																	9,400
Number of shares issued cash investors, value																	947
Number of shares issued for asset, value																	174
Shares issued					1,780,000
Additional Paid In Capitals [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services, value																	754,795
Number of shares issued cash investors, value																	107,991
Number of shares issued for asset, value																	$ 295,393
Non Affiliated Entity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for asset								173,913
Number of shares issued for services					1,500,000	500,000				1,000,000			1,500,000
Number of shares issued					280,000
Non Affiliated Individual [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services	400,000	1,000,000	1,000,000	1,400,000			200,000				500,000	1,000,000
Number of shares issued									66,667